INCOME TAX BENEFIT - Schedule of Components of Income Tax Expense (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit at Bailiwick of Jersey for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	0.00%	0.00%	0.00%	0.00%
U.S./foreign tax rate differential	20.70%	17.70%	30.50%	47.70%
State income tax benefit, net of federal benefit	2.40%	1.40%	1.80%	8.20%
Permanent Items	0.20%	(0.10%)	(0.20%)	(1.50%)
Noncontrolling interest	(1.10%)	0.00%	0.00%	0.00%
Change in valuation allowance	(6.10%)	(16.90%)	(141.00%)	0.00%
Transaction bonuses	0.00%	8.60%	0.00%	0.00%
Transaction costs	0.00%	(11.30%)	0.00%	0.00%
PPP Loan forgiveness	0.00%	0.00%	14.40%	0.00%
True-Ups	0.00%	0.00%	(1.80%)	1.10%
Tax credits	0.00%	0.00%	0.00%	3.40%
Goodwill impairment	(11.40%)	0.00%	0.00%	0.00%
Total income tax (benefit) expense	4.60%	(0.60%)	(96.30%)	58.90%